Cover	Nov. 06, 2024
Cover [Abstract]
Entity Registrant Name	CATALYST CREW TECHNOLOGIES CORP.
Entity Central Index Key	0001477960
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 06, 2024
Entity Ex Transition Period	false
Entity File Number	000-52543
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-3670551
Entity Address Address Line 1	30 North Gould Street
Entity Address Address Line 2	Suite R
Entity Address City Or Town	Sheridan
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82801
City Area Code	307
Local Phone Number	216-4405
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false